Financial liabilities - Summary of Bank Loans (Details) - Long-term borrowings € in Thousands	6 Months Ended
Jun. 30, 2021 EUR (€)
Summary Of Conditional Advances, Banks Loans And Loans [Line Items]
Liabilities arising from financing activities at beginning of period	€ 10,064
Changes in liabilities arising from financing activities [abstract]
Impact of discounting and accretion	64
Accumulated fixed interest accrual	8
Liabilities arising from financing activities at end of period	10,136
HSBC “PGE”
Summary Of Conditional Advances, Banks Loans And Loans [Line Items]
Liabilities arising from financing activities at beginning of period	5,020
Changes in liabilities arising from financing activities [abstract]
Impact of discounting and accretion	22
Accumulated fixed interest accrual	(3)
Liabilities arising from financing activities at end of period	5,039
Bpifrance “PGE”
Summary Of Conditional Advances, Banks Loans And Loans [Line Items]
Liabilities arising from financing activities at beginning of period	5,044
Changes in liabilities arising from financing activities [abstract]
Impact of discounting and accretion	42
Accumulated fixed interest accrual	11
Liabilities arising from financing activities at end of period	€ 5,096